PAYROLL AND RELATED BENEFITS - Schedule of Payroll and Related Benefits (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll And Related Benefits
Wages and salaries	R$ 4,496.1	R$ 4,162.6	R$ 3,736.5
Social security contributions	1,239.7	1,016.0	851.8
Other personnel costs	1,075.9	1,076.1	836.9
Increase in liabilities for defined benefit plans	157.8	178.2	131.2
Share-based payments	311.6	391.5	223.1
Contributions to defined contribution plans	82.0	74.1	61.1
Total	R$ 7,363.1	R$ 6,898.5	R$ 5,840.6